Disclosure of principal repayments required on long-term debt (Details) $ in Thousands	Aug. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [abstract]
2020	$ 3,830
2021	5,080
2022	41,330
2023	67
2024	60
Thereafter	45
Long-term debt	$ 50,412